Restructuring charges (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Charges

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(in thousands)
Restructuring charges	$31,105	$18,089	$—
Net charge	$31,105	$18,089	$—

Schedule of Restructuring Reserve by Type of Cost

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(in thousands)

Opening provision	$10,748	$1,637	$6,419
Additional provision in the year	26,674	18,089	—
Utilization	(9,069)	(8,978)	(4,782)
Ending provision	$28,353	$10,748	$1,637